Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 534,841	$ 688,040	$ 580,224	$ 457,292
Liabilities:
Short-term borrowings	119,985	117,850
Short-term borrowings from related parties	7,211	3,973
Noncontrolling interests subject to put provisions	551,402	523,260
Notional amount of foreign currency cash flow hedge derivatives	394,190	611,488
Notional amount of interest rate derivatives	1,210,841	1,574,667
Amount estimated to be transferred in the future from accumulated OCI into earnings	4,109
Reclassification from accumulated OCI into earnings, time estimate	12 months
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	32
Maximum remaining maturity of interest rate cash flow hedges	43
Derivative assets subject to master netting agreements	38,161	32,044
Derivative liabilities subject to master netting agreements	21,779	19,193
Derivative net assets subject to master netting agreements	28,868	20,773
Derivative net liabiltiies subject to master netting agreements	12,486	7,922
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	50,420	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,694,106	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	534,841	688,040
Accounts receivable	3,174,247	3,157,233
Liabilities:
Accounts Payable	625,278	745,644
Short-term borrowings	127,196	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	548,273	721,928
Senior Credit Agreement	2,631,038	2,659,340
Noncontrolling interests subject to put provisions	551,402	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	50,420	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,694,106	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	534,841	688,040
Accounts receivable	3,174,247	3,157,233
Liabilities:
Accounts Payable	625,278	745,644
Short-term borrowings	127,196	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	548,273	721,928
Senior Credit Agreement	2,626,228	2,652,840
Noncontrolling interests subject to put provisions	551,402	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	52,267	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,281,712	$ 5,296,325